N-2	Feb. 28, 2023
Cover [Abstract]
Entity Central Index Key	0000835333
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Invesco Municipal Income Opportunities Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Recent Changes
During the Trust’s most recent fiscal year, there were no material changes in the Trust’s investment objectives or policies that have not been approved by shareholders or in the principal risk factors associated with investment in the Trust. This information may not reflect all of the changes that have occurred since you purchased the Trust.
Investment Objective
The investment objective of Invesco Municipal Income Opportunities Trust (the “Trust”) is to provide a high level of current income which is exempt from federal income tax. The investment objective is fundamental and may not be changed without approval of a majority of the Trust’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Investment Policies of the Trust
The Trust will invest at least 80% of its net assets in Municipal Obligations, except during temporary defensive periods. The remaining portion of the Trust’s net assets may be invested in “temporary investments” and in options and futures. Under normal circumstances, the Trust expects that substantially greater than 80% of its net assets will be invested in Municipal Obligations. “Municipal Obligations” consist of Municipal Bonds, Municipal Notes and Municipal Commercial Paper (each described below), including such obligations purchased on a when-issued or delayed delivery basis.
Under normal circumstances, the Trust will seek to invest at least 65% of its total assets in: (i) non-rated Municipal Obligations which are deemed by Invesco Advisers, Inc. (the “Adviser”) to be of medium quality and which provide a high rate of current income; and (ii) Municipal Obligations rated A, Baa or Ba by Moody’s Investors Service, Inc. (“Moody’s”) or A, Baa or Ba by S&P Global Ratings (“S&P”). The Adviser attributes to medium quality, non-rated Municipal Obligations many of the same general characteristics as Moody’s does with respect to Municipal Obligations rated A, Baa and Ba and as S&P does with respect to Municipal Obligations rated A, BBB and BB. Medium quality, non-rated Municipal Obligations are obligations of those issuers which the Adviser believes possess adequate but not outstanding capacities to service their obligations. The Trust may also invest in other types of Municipal Obligations, including rated or non-rated higher quality or lower quality Municipal Obligations.
The Trust may acquire higher quality obligations for its portfolio when the difference in yields on higher and lower quality obligations is narrowed to the extent that higher risk is not justified by higher return, or, when unusual market conditions are present. The Trust intends to emphasize investments in Municipal Obligations with long-term maturities (10 years or more) because such long-term obligations generally produce higher income than short-term obligations although such longer-term obligations are more susceptible to market fluctuations resulting from changes in interest rates than shorter-term obligations. The average maturity of the Trust’s portfolio as well as the emphasis on longer-term obligations may vary depending upon market conditions. The Trust will only invest in Municipal Obligations which are currently paying or accruing income at the time of purchase.
The Adviser will attempt to reduce the risks of investing in medium and lower quality Municipal Obligations through the use of active portfolio management, diversification, extensive credit research and analysis, economic analysis, including attention to current trends in the economy and financial markets, and participation in the financial futures and options markets. Also, the Trust will take any action it considers appropriate in the event of anticipated financial difficulties or default, or an actual default or bankruptcy, of either the issuer of any such obligation or of the underlying source of funds for debt service of such obligation. Such action may include retaining the services of various persons or firms such as consulting or management services (including affiliates of the Adviser), to evaluate or protect any real estate, facilities or other assets securing such obligation or acquired by the Trust as a result of any of the aforementioned events.
Except during temporary defensive periods, the Trust may not invest more than 20% of its net assets in “temporary investments,” the income from which may be subject to federal income taxes. The Trust may invest more than 20% of its net assets in temporary investments for defensive purposes when market or economic conditions dictate. The Trust will invest only in temporary investments which are certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; bankers’ acceptances; time deposits; U.S. Government securities; or debt securities rated within the two highest grades by Moody’s or S&P or, if not rated, are of comparable quality as determined by the Trustees, and which mature within one year from the date of purchase. Temporary investments made by the Trust may also include repurchase agreements.
Certain Municipal Bonds in which the Trust may invest without limit may subject certain investors to the alternative minimum tax and, therefore, a substantial portion of the income produced by the Trust may be taxable for such investors under the alternative minimum tax. The Trust, therefore, may not ordinarily be a suitable investment for investors who are subject to the alternative minimum tax.
The foregoing percentage and rating limitations apply at the time of acquisition of a security based on the last previous determination of the Trust’s net asset value. Any subsequent change in any rating by a rating service or change in percentages resulting from market fluctuations or other changes in the Trust’s total assets will not require elimination of any security from the Trust’s portfolio.
The foregoing investment objective and policies are fundamental policies of the Trust and may not be changed without the approval of a majority of the outstanding voting securities of the Trust as defined in the 1940 Act.
“Municipal Bonds,” “Municipal Notes” and “Municipal Commercial Paper” are debt obligations of states or territories, cities, counties, municipalities and other agencies or instrumentalities which generally have maturities, at the time of their issuance, of either one year or more (Bonds), or from six months to three years (Notes), or less than one year (Commercial Paper). While most Municipal Obligations pay a fixed rate of interest, certain Municipal Obligations are floating or variable rate instruments which generally have a final maturity of more than one year and are subject to periodic rate changes and/or short-term put or tender dates in order to attempt to minimize the fluctuation in the values of these instruments. Municipal Obligations in which the Trust will primarily invest bear interest that, in the opinion of bond counsel to the issuer, is exempt from federal income tax. The Adviser does not conduct its own analysis of the tax status of the interest paid by municipal securities held by the Trust, but will rely on the opinion of counsel to the issuer of each such instrument.
Included within the general category of Municipal Obligations in which the Trust may invest are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called “lease obligations”) of counties, cities or other governmental authorities or entities. Although lease obligations do not constitute general obligations of the issuer for which the issuer’s taxing power is pledged, a lease obligation is ordinarily backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. The Trust may also purchase “certificates of participation,” which evidence a proportionate interest in base rental or lease payments to be made by a county, city or other governmental authority or entity.
The Trust reserves the right to invest 25% or more of its total assets in any of the following types of Municipal Obligations provided that the percentage of the Trust’s total assets in private activity bonds in any one category does not exceed 25% of the Trust’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations. Subject to the foregoing, the Trust may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Trust has no policy limiting its investments in municipal securities whose issuers are located in the same state. If the Trust were to invest a significant portion of its total assets in issuers located in the same state, it would be more susceptible to adverse economic, business or regulatory conditions in that state.
The Trust may invest up to 35% of its assets in lower-grade municipal securities. Lower-grade municipal securities shall include securities rated by S&P or Fitch, Inc. as BB- through D (inclusive) for bonds or SP-2 or lower for notes; by Moody’s as Ba3 through D (inclusive) for bonds or MIG3 or VMIG3 or lower for notes, or unrated municipal securities determined by Invesco to be of comparable quality at the time of purchase.[1] If two or more nationally recognized statistical rating organizations (“NRSROs”) have assigned different ratings to a security, the Adviser uses the lowest rating assigned. Medium- and lower-grade securities are inclusive of some securities rated below investment grade. Securities rated below investment grade are commonly referred to as junk bonds. The Trust may invest in securities that are in default.
The Adviser actively manages the Trust’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations regarding the direction of interest rates and other economic factors. The Adviser seeks to identify those securities that it believes entail reasonable credit risk considered in relation to the Trust’s investment policies. In selecting securities for investment, the Adviser uses its extensive research capabilities to assess potential investments and considers a number of factors, including general market and economic conditions and interest rate, credit and prepayment risks. Each security considered for investment is subjected to an in-depth credit analysis to evaluate the level of risk it presents. Finally, the Adviser employs leverage in an effort to enhance the Trust’s income and total return.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Trust’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Trust’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Trust. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
Municipal Securities. The yields of municipal securities depend on, among other things, general money market conditions, general conditions of the municipal securities market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of S&P and Moody’s represent their opinions of the quality of the municipal securities they undertake to rate. These ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while municipal securities of the same maturity and coupon with different ratings may have the same yield. The Trust has no limitation as to the maturity of municipal securities in which it may invest. The Adviser may adjust the average maturity of the Trust’s portfolio from time to time depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.
The principal types of municipal debt securities purchased by the Trust are revenue obligations and general obligations. Revenue obligations are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Revenue obligations may include industrial development, pollution control, public utility, housing, and health care issues. General obligation securities are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.
Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including but not limited to:
∎ Variable rate securities, which bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest.
∎ Municipal notes, including tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes.
∎ Variable rate demand notes, which are obligations that contain a floating or variable interest rate adjustment formula and which are subject to a right of demand for payment of the principal balance plus accrued interest either at any time or at specified intervals. The interest rate on a variable rate demand note may be based on a known lending rate, such as a bank’s prime rate, and may be adjusted when such rate changes, or the interest rate may be a market rate that is adjusted at specified intervals. The adjustment formula maintains the value of the variable rate demand note at approximately the par value of such note at the adjustment date.
∎ Municipal leases, which are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include non-appropriation clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis.
∎ Private activity bonds, which are issued by, or on behalf of, public authorities to finance privately operated facilities.
∎ Participation certificates, which are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract.
∎ Municipal securities that may not be backed by the faith, credit and taxing power of the issuer.
∎ Municipal securities that are privately placed and that may have restrictions on the Trust’s ability to resell, such as timing restrictions or requirements that the securities only be sold to qualified institutional investors.
∎ Municipal securities that are insured by financial insurance companies.
The following investment practices apply to the portfolio investments of the Trust and may be changed by the Trustees of the Trust without shareholder approval.
Inverse Floating Rate Obligations. The Trust may invest in inverse floating rate obligations for investment purposes and to enhance the yield of the Trust. Inverse floating rate obligations are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate obligations in which the Trust may invest include derivative instruments such as residual interest bonds, tender option bonds or municipal bond trust certificates. Such instruments are typically created by a special purpose trust (the TOB Trust) that holds long-term fixed rate bonds, which are contributed by the Trust (the underlying security), and sells two classes of beneficial interests: short-term floating rate interests, which are sold to or held by third party investors, and inverse floating residual interests, which are purchased by the Trust. Because the interest rate paid to holders of such obligations is generally determined by subtracting the available or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decrease. For additional information regarding Inverse Floating Rate Obligations, see “Notes to Financial Statements.”
When-Issued and Delayed-Delivery Transactions. The Trust may purchase municipal securities on a “when-issued” basis and may purchase or sell such securities on a “delayed-delivery” basis, which means that a Trust buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time a Trust enters into the commitment. No income accrues on such securities until the date a Trust actually takes delivery of the securities.
Restricted Securities. The Trust may invest up to 10% of its total assets in securities subject to contractual restrictions on resale.
Rule 144A Securities and Other Exempt Securities. The Trust may invest in Rule 144A securities and other types of exempt securities, which are registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended.
Zero Coupon/Pay-in-Kind Securities. The Trust may invest in securities not producing immediate cash income, including zero coupon securities or pay-in-kind securities, when their effective yield over comparable instruments producing cash income makes these investments attractive. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Pay-in-kind securities are debt securities that pay interest through the issuance of additional securities.
Preferred Shares. The Trust may issue preferred shares as leverage. The Trust currently utilizes Variable Rate Muni Term Preferred (“VMTP”) Shares as leverage in order to enhance the yield of its common shareholders. For additional information regarding the VMTP Shares, see “Notes to Financial Statements.”
[1]
A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodology, please visit www.spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage; www.fitchratings.com and select “Understanding Credit Ratings” from the drop-down menu on the homepage; and www.moodys.com and select “Methodology,” then “Rating Methodologies” under Research Type on the left-hand side.

Risk Factors [Table Text Block]
Principal Risks of Investing in the Trust
As with any fund investment, loss of money is a risk of investing. The risks associated with an investment in the Trust can increase during times of significant market volatility. The principal risks of investing in the Trust are:
    Market Risk. The market values of the Trust’s investments, and therefore the value of the Trust’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Trust’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally.
The value of the Trust’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Trust’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Trust’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Trust will rise in value.
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Trust’s performance.
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Trust performance and the value of an investment in the Trust, even beyond any direct investment exposure the Trust may have to Russian issuers or the adjoining geographic regions.
Debt Securities Risk. The prices of debt securities held by the Trust will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Trust to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Trust’s distributable income because interest payments on floating rate debt instruments held by the Trust will decline. The Trust could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Trust is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Trust may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Municipal Securities Risk. Under normal market conditions, longer-term municipal securities generally provide a higher yield than shorter-term municipal securities. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result inhigher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs and potentially lower the Trust’s performance returns.
Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Trust’s investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Trust’s investments in new securities may be at lower yields and may reduce the Trust’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes.
Market Discount from Net Asset Value Risk. Shares of closed-end investment companies like the Trust frequently trade at prices lower than their net asset value. Because the market price of the Trust’s common shares is determined by factors such as relative market supply and demand, general market and economic circumstances, and other factors beyond the control of the Trust, the Trust cannot predict whether its shares of common stock will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of investment activities. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.
Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. The Trust will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale. Investments in defaulted securities and obligations of distressed issuers are considered speculative and the prices of these securities may be more volatile than non-defaulted securities.
High Yield Debt Securities (Junk Bond) Risk. The Trust’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Trust to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Medium- and Lower-Grade Municipal Securities Risk. Securities that are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk and management risk. Furthermore, many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As such, the Trust’s portfolio may consist of a higher portion of unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities may not be as attractive to as many buyers as are rated securities, a factor that may make unrated securities less able to be sold at a desirable time or price. These factors may limit the ability of the Trust to sell such securities at their fair value either to raise cash or in response to changes in the economy or the financial markets.
Unrated Securities Risk. Because the Trust purchases securities that are not rated by any nationally recognized statistical rating organization, the Adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Trust might have difficulty selling them promptly at an acceptable price. In evaluating the credit quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility. A reduction in the rating of a security after the Trust buys it will not require the Trust to dispose of the security. However, the Adviser will evaluate such downgraded securities to determine whether to keep them in the Trust’s portfolio.
Credit Risk. The issuers of instruments in which the Trust invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Trust invests in junk bonds, which may cause the Trust to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust’s securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Trust may be unable to obtain full recovery on such amounts.
Income Risk. The income you receive from the Trust is based primarily on prevailing interest rates, which can vary widely over the short and long term. If interest rates decrease, your income from the Trust may decrease as well.
Call Risk. If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Trust in securities bearing the new, lower interest rates, resulting in a possible decline in the Trust’s income and distributions to shareholders.
Municipal Issuer Focus Risk. The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics. From time to time, the Trust’s investments may include securities that alone or together with securities held by other funds or accounts managed by the Adviser, represents a major portion or all of an issue of municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Trust may find it more difficult to sell such securities at a desirable time or price.
Insurance Risk. Financial insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating was based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Trust against losses caused by declines in a bond’s value due to a change in market conditions.
Alternative Minimum Tax Risk. Although the interest received from municipal securities generally is exempt from federal income tax, the Trust may invest all or a substantial portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, an investment in the Trust could cause shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax.
Taxability Risk. The Trust’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, tax opinions are not binding on the Internal Revenue Service or any court and after the Trust buys a security, the Internal Revenue Service or a court may determine that a bond issued as tax-exempt should in fact be taxable and the Trust’s dividends with respect to that bond might be subject to federal income tax. As a result, the treatment of dividends previously paid or to be paid by the Trust as “exempt-interest dividends” could be adversely affected, subjecting the Trust’s shareholders to increased federal income tax liabilities. In addition, income from tax-exempt municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or a court, or the non-compliant conduct of a bond issuer.
The value of the Trust’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Trust’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.
Inverse Floating Rate Obligations Risk. Inverse floating rate obligations (inverse floaters) represent interests in bonds with interest rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income, and as short-term rates decline, inverse floaters produce more income. As a result, the price of inverse floaters is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. The price of inverse floaters is typically more volatile than the price of bonds with similar maturities. Interest rate risk and price volatility of inverse floaters can be particularly high if leverage is used in the formula that determines the interest payable by the inverse floater. Leverage may make the Trust’s returns more volatile and increase the risk of loss. The Trust generally invests in inverse floaters that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floater will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment, and the value of, and income earned on, an inverse floater that has a higher degree of leverage are more likely to be eliminated entirely under adverse market conditions. Upon the occurrence of certain adverse events, the special purpose trust that created the inverse floater may be collapsed and the underlying security liquidated, and the Trust could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying security and the principal amount of the short-term floating rate interests. Regulatory changes have prompted changes to the structure of tender option bonds. The Trust’s enhanced role under the revised structure may increase the Trust’s operational and regulatory risk. For additional information regarding the risks of Inverse Floating Rate Obligations, see “Notes to Financial Statements.”
Liquidity Risk. The Trust may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading.
Consequently, the Trust may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Trust’s performance. Liquid securities can become illiquid during periods of market stress.
Investing in U.S. Territories, Commonwealths and Possessions Risk. The Trust also invests in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual and state income taxes. Accordingly, the Trust may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations. Certain of the municipalities in which the Trust invests, including Puerto Rico, currently experience significant financial difficulties, which may include default, insolvency or bankruptcy. As a result, securities issued by certain of these municipalities are currently considered below-investment-grade securities. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Trust invests could affect the payment of principal and interest, the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession. In the past several years, securities issued by Puerto Rico and its agencies and instrumentalities have been subject to multiple credit downgrades as a result of Puerto Rico’s ongoing fiscal challenges, growing debt obligations and uncertainty about its ability to make full repayment on these obligations, and certain issuers of Puerto Rican municipal securities have filed for bankruptcy and/or failed to make payments on obligations that have come due. Such developments could adversely impact the Fund’s performance and the Fund may pay expenses to preserve its claims related to its Puerto Rican holdings. The outcome of the debt restructuring of certain Puerto Rican issuers in which the Fund invests, both within and outside bankruptcy proceedings is uncertain, and could adversely affect the Fund.
Risks of Land-Secured or “Dirt” Bonds. These bonds, which include special assessment, special tax, and tax increment financing bonds, are issued to promote residential, commercial and industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.
Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the MSA), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Trust may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an
“appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state. The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Trust from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Trust may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Rule 144A Securities and Other Exempt Securities Risk. The Trust may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended. These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. If there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Trust may have difficulty selling such securities at a desirable time or price. As a result, the Trust’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Trust) to keep certain offering information confidential, which could adversely affect the ability of the Trust to sell such securities.
Preferred Shares Risk. The primary risk associated with the Trust’s issuance of preferred shares, such as the VMTP Shares, is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the preferred shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends. For additional information regarding the risks of VMTP Shares, see “Notes to Financial Statements.”
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Trust is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Trust missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Trust because the Trust commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Trust’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Trust has committed to purchase prior to the time delivery of the securities is made.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Trust the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Trust sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Trust’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Trust may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Trust may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Trust’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Trust may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability service its debt. Such changes and events may adversely impact the Trust’s operations, universe of potential investment options, and return potential.
Management Risk. The Trust is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Trust’s portfolio. The Trust could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Trust, which may also adversely affect the ability of the Trust to achieve its investment objective.

Alternative Minimum Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Alternative Minimum Tax Risk. Although the interest received from municipal securities generally is exempt from federal income tax, the Trust may invest all or a substantial portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, an investment in the Trust could cause shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk. If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Trust in securities bearing the new, lower interest rates, resulting in a possible decline in the Trust’s income and distributions to shareholders.

Changing Fixed Income Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result inhigher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs and potentially lower the Trust’s performance returns.

COVID 19 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

COVID 19 Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Trust’s performance.
Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk. The issuers of instruments in which the Trust invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Trust invests in junk bonds, which may cause the Trust to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust’s securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Trust may be unable to obtain full recovery on such amounts.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk. The prices of debt securities held by the Trust will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Trust to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Trust’s distributable income because interest payments on floating rate debt instruments held by the Trust will decline. The Trust could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Trust is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Trust may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. The Trust will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale. Investments in defaulted securities and obligations of distressed issuers are considered speculative and the prices of these securities may be more volatile than non-defaulted securities.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Trust the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Trust sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Trust’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Trust may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Trust may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Trust’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Financial Markets Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability service its debt. Such changes and events may adversely impact the Trust’s operations, universe of potential investment options, and return potential.

High Yield Debt Securities Junk Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Debt Securities (Junk Bond) Risk. The Trust’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Trust to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Income Risk. The income you receive from the Trust is based primarily on prevailing interest rates, which can vary widely over the short and long term. If interest rates decrease, your income from the Trust may decrease as well.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
    Market Risk. The market values of the Trust’s investments, and therefore the value of the Trust’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Trust’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally.
The value of the Trust’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Trust’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Trust’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Trust will rise in value.

Market Disruption Risks Related to Russia Ukraine Conflict [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Trust performance and the value of an investment in the Trust, even beyond any direct investment exposure the Trust may have to Russian issuers or the adjoining geographic regions.

Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Securities Risk. Under normal market conditions, longer-term municipal securities generally provide a higher yield than shorter-term municipal securities. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Trust’s investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Trust’s investments in new securities may be at lower yields and may reduce the Trust’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes.

Market Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount from Net Asset Value Risk. Shares of closed-end investment companies like the Trust frequently trade at prices lower than their net asset value. Because the market price of the Trust’s common shares is determined by factors such as relative market supply and demand, general market and economic circumstances, and other factors beyond the control of the Trust, the Trust cannot predict whether its shares of common stock will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of investment activities. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.

Medium and Lower Grade Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Medium- and Lower-Grade Municipal Securities Risk. Securities that are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk and management risk. Furthermore, many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As such, the Trust’s portfolio may consist of a higher portion of unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities may not be as attractive to as many buyers as are rated securities, a factor that may make unrated securities less able to be sold at a desirable time or price. These factors may limit the ability of the Trust to sell such securities at their fair value either to raise cash or in response to changes in the economy or the financial markets.

Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unrated Securities Risk. Because the Trust purchases securities that are not rated by any nationally recognized statistical rating organization, the Adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Trust might have difficulty selling them promptly at an acceptable price. In evaluating the credit quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility. A reduction in the rating of a security after the Trust buys it will not require the Trust to dispose of the security. However, the Adviser will evaluate such downgraded securities to determine whether to keep them in the Trust’s portfolio.

Municipal Issuer Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Issuer Focus Risk. The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics. From time to time, the Trust’s investments may include securities that alone or together with securities held by other funds or accounts managed by the Adviser, represents a major portion or all of an issue of municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Trust may find it more difficult to sell such securities at a desirable time or price.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk. Financial insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating was based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Trust against losses caused by declines in a bond’s value due to a change in market conditions.

Taxability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Taxability Risk. The Trust’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, tax opinions are not binding on the Internal Revenue Service or any court and after the Trust buys a security, the Internal Revenue Service or a court may determine that a bond issued as tax-exempt should in fact be taxable and the Trust’s dividends with respect to that bond might be subject to federal income tax. As a result, the treatment of dividends previously paid or to be paid by the Trust as “exempt-interest dividends” could be adversely affected, subjecting the Trust’s shareholders to increased federal income tax liabilities. In addition, income from tax-exempt municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or a court, or the non-compliant conduct of a bond issuer.
The value of the Trust’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Trust’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Inverse Floating Rate Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inverse Floating Rate Obligations Risk. Inverse floating rate obligations (inverse floaters) represent interests in bonds with interest rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income, and as short-term rates decline, inverse floaters produce more income. As a result, the price of inverse floaters is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. The price of inverse floaters is typically more volatile than the price of bonds with similar maturities. Interest rate risk and price volatility of inverse floaters can be particularly high if leverage is used in the formula that determines the interest payable by the inverse floater. Leverage may make the Trust’s returns more volatile and increase the risk of loss. The Trust generally invests in inverse floaters that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floater will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment, and the value of, and income earned on, an inverse floater that has a higher degree of leverage are more likely to be eliminated entirely under adverse market conditions. Upon the occurrence of certain adverse events, the special purpose trust that created the inverse floater may be collapsed and the underlying security liquidated, and the Trust could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying security and the principal amount of the short-term floating rate interests. Regulatory changes have prompted changes to the structure of tender option bonds. The Trust’s enhanced role under the revised structure may increase the Trust’s operational and regulatory risk. For additional information regarding the risks of Inverse Floating Rate Obligations, see “Notes to Financial Statements.”

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk. The Trust may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading.
Consequently, the Trust may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Trust’s performance. Liquid securities can become illiquid during periods of market stress.

Investing in U S Territories Commonwealths and Possessions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in U.S. Territories, Commonwealths and Possessions Risk. The Trust also invests in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual and state income taxes. Accordingly, the Trust may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations. Certain of the municipalities in which the Trust invests, including Puerto Rico, currently experience significant financial difficulties, which may include default, insolvency or bankruptcy. As a result, securities issued by certain of these municipalities are currently considered below-investment-grade securities. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Trust invests could affect the payment of principal and interest, the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession. In the past several years, securities issued by Puerto Rico and its agencies and instrumentalities have been subject to multiple credit downgrades as a result of Puerto Rico’s ongoing fiscal challenges, growing debt obligations and uncertainty about its ability to make full repayment on these obligations, and certain issuers of Puerto Rican municipal securities have filed for bankruptcy and/or failed to make payments on obligations that have come due. Such developments could adversely impact the Fund’s performance and the Fund may pay expenses to preserve its claims related to its Puerto Rican holdings. The outcome of the debt restructuring of certain Puerto Rican issuers in which the Fund invests, both within and outside bankruptcy proceedings is uncertain, and could adversely affect the Fund.

Risks of Land Secured or Dirt Bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Land-Secured or “Dirt” Bonds. These bonds, which include special assessment, special tax, and tax increment financing bonds, are issued to promote residential, commercial and industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Risks of Tobacco Related Bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the MSA), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Trust may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an
“appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state. The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Trust from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Trust may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.

Rule 144A Securities and Other Exempt Securities Risk[Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rule 144A Securities and Other Exempt Securities Risk. The Trust may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended. These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. If there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Trust may have difficulty selling such securities at a desirable time or price. As a result, the Trust’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Trust) to keep certain offering information confidential, which could adversely affect the ability of the Trust to sell such securities.

Preferred Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Shares Risk. The primary risk associated with the Trust’s issuance of preferred shares, such as the VMTP Shares, is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the preferred shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends. For additional information regarding the risks of VMTP Shares, see “Notes to Financial Statements.”

When Issued Delayed Delivery and Forward Commitment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Trust is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Trust missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Trust because the Trust commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Trust’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Trust has committed to purchase prior to the time delivery of the securities is made.

Zero Coupon or Pay In Kind Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.

Variable Rate Demand Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Trust may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk. The Trust is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Trust’s portfolio. The Trust could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Trust, which may also adversely affect the ability of the Trust to achieve its investment objective.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers arelocated. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Trust’s operations, universe of potential investment options, and return potential.
Notes [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Trust’s investment objective is to provide a high level of current income which is exempt from federal income tax.